LONG TERM EMPLOYEE RELATED OBLIGATIONS (Tables)	0 Months Ended
Dec. 31, 2014
Long Term Employee Related Obligations Tables [Abstract]
Long-term employee-related obligations
NOTE 11—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:

a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2014	2013

		(U.S. $ in millions)
	Accrued severance obligations	$146	$132
	Defined benefit plans	188	149

	Total	$334	$281